Average Annual Total Returns - FidelitySAIEmergingMarketsIndexFund-PRO - FidelitySAIEmergingMarketsIndexFund-PRO - Fidelity SAI Emerging Markets Index Fund	Dec. 30, 2023
Fidelity SAI Emerging Markets Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(20.20%)
Past 5 years	(1.68%)
Since Inception	5.31%	[1]
Fidelity SAI Emerging Markets Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(20.53%)
Past 5 years	(2.18%)
Since Inception	4.76%	[1]
Fidelity SAI Emerging Markets Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.49%)
Past 5 years	(1.18%)
Since Inception	4.23%	[1]
MC041
Average Annual Return:
Past 1 year	(20.07%)
Past 5 years	(1.37%)
Since Inception	5.70%	[1]

[1]	AFrom January 5, 2016.